Average Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2055 Fund	Sep. 08, 2023
Fidelity Freedom Index 2055 Fund - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.22%)
Past 5 years	5.24%
Past 10 years	7.95%
Fidelity Freedom Index 2055 Fund - Investor Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.63%)
Past 5 years	4.23%
Past 10 years	7.11%
Fidelity Freedom Index 2055 Fund - Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.54%)
Past 5 years	3.92%
Past 10 years	6.25%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1910
Average Annual Return:
Past 1 year	(18.17%)
Past 5 years	5.38%
Past 10 years	8.66%